Short-Term Invstment	12 Months Ended
Jun. 30, 2023
Short-Term Invstment [Abstract]
SHORT-TERM INVSTMENT

NOTE 6 — SHORT-TERM INVSTMENT

The Company’s short-term investments consist of wealth management financial products purchased from PRC banks with maturities ranging from one month to twelve months. The banks invest the Company’s fund in certain financial instruments including money market funds, bonds or mutual funds, with rates of return on these investments ranging from 1.5% to 2.5% per annum.

Short-term investment consisted of the following:

	June 30, 2023	June 30, 2022
Beginning balance	$1,490	$928,800
Add: purchase additional wealth management financial products	4,125,704	20,025,600
Less: proceeds received upon maturity of short-term investment	(4,127,088)	(20,918,110)
Foreign currency translation adjustments	(106)	(34,800)
Ending balance of short-term investment	$-	$1,490

Interest income generated from short-term investment amounted to $14,748 and $30,775 for the years ended June 30, 2023 and 2022, respectively.